Insurance coverage	12 Months Ended
Dec. 31, 2019
Insurance coverage
Insurance coverage

31. Insurance coverage

The Company and its subsidiaries adopt the policy of contracting insurance coverage for properties subject to risks in amounts considered sufficient to cover any casualties, considering the nature of their activity. Coverages in 2019 and 2018 are shown below:

	December 31
	2019	2018
Civil liability for professionals	10,000	7,500
Civil liability for managers	70,000	70,000
Operational risks	165,800	119,000
Vehicles	600	600
	246,400	197,100